Loan payable (Tables)	12 Months Ended
Apr. 30, 2018
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Disclosure of loans repayable

Changes to the loan payable balance during the year ended April 30, 2018 and the year ended April 30, 2017, are as follows:

	Principal	Interest	Discount	Total
Balance, April 30, 2016	$5,754	$282	$(48)	$5,988
Repayment on debt	(4,500)	(538)	48	(4,990)
Interest accrual	—	536	—	536
Foreign exchange adjustment	112	—	—	112

Balance, April 30, 2017	1,366	280	—	1,646
Financing, October 25, 2017	1,283	—	—	1,283
Repayment on debt	(1,213)	(311)	—	(1,524)
Interest accrual	—	83	—	83
Foreign exchange adjustment	(154)	—	—	(154)

Balance, April 30, 2018	$1,282	$52	$—	$1,334

Disclosure of Loans and Payables

	April 30, 2018	April 30, 2017
Current	$—	$1,646
Non-Current	1,334	—

	$1,334	$1,646

Disclosure of financing costs

The Company’s financing costs for the year ended April 30, 2018 and April 30, 2017 as reported on its Consolidated Statement of Operations and Comprehensive Income (Loss) can be summarized as follows:

For the year ended April 30,	2018	2017
Unwinding of discount on rehabilitation and closure accretion (note 11)	$64	$80
Discount unwinding on debt repaid	—	48
Extension fee	—	45
Interest expense on debt	83	536
Interest revenue	(86)	(83)

	$61	$626